Investment Objectives and Goals	Dec. 23, 2025
Truth Social American Security & Defense ETF
Prospectus [Line Items]
Risk/Return [Heading]	Truth Social American Security & Defense ETF
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]

The investment objective of the Truth Social American Security & Defense ETF (the "Fund") is to seek to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the Truth SocialTM – Yorkville American Security & Defense Index.

Truth Social American Next Frontiers ETF
Prospectus [Line Items]
Risk/Return [Heading]	Truth Social American Next Frontiers ETF
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]

The investment objective of the Truth Social American Next Frontiers ETF (the "Fund") is to seek to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the Truth SocialTM – Yorkville American Next Frontiers Index.

Truth Social American Icons ETF
Prospectus [Line Items]
Risk/Return [Heading]	Truth Social American Icons ETF
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]

The investment objective of the Truth Social American Icons Index ETF (the "Fund") is to seek to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the Truth SocialTM – Yorkville American Icons Index.

Truth Social American Energy Security ETF
Prospectus [Line Items]
Risk/Return [Heading]	Truth Social American Energy Security ETF
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]

The investment objective of the Truth Social American Energy Security ETF (the "Fund") is to seek to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the Truth SocialTM – Yorkville American Energy Security Index.

Truth Social American Red State REITs ETF
Prospectus [Line Items]
Risk/Return [Heading]	Truth Social American Red State REITs ETF
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]

The investment objective of the Truth Social American Red State REITs ETF (the "Fund") is to seek to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the MarketVectorTM – iREIT® Red State REITs Index.